Annual Total Returns - FidelityBalancedFund-KPRO - FidelityBalancedFund-KPRO - Fidelity Balanced Fund - Fidelity Balanced Fund - Class K	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	10.52%
Annual Return 2015	0.50%
Annual Return 2016	7.12%
Annual Return 2017	16.60%
Annual Return 2018	(3.94%)
Annual Return 2019	24.48%
Annual Return 2020	22.48%
Annual Return 2021	18.41%
Annual Return 2022	(18.12%)
Annual Return 2023	21.68%